Robinson Opportunistic Income Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Robinson Opportunistic Income Fund (the “Fund”) is to seek total return with an emphasis on providing current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 35 of this Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Robinson Opportunistic Income Fund - USD ($)	Class A Shares		Class C Shares		Class T Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	[1]	none		2.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none	none
Wire fee	$ 20		$ 20		$ 20	$ 20
Overnight check delivery fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Robinson Opportunistic Income Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management fees		1.10%	1.10%	1.10%	1.10%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	0.25%	none
Shareholder service fee		0.06%	0.06%	0.06%	0.06%
Dividends and interest expense in short sales		0.02%	0.02%	0.02%	0.02%
All other expenses		0.50%	0.50%	0.50%	0.50%
Other expenses	[1]	0.58%	0.58%	0.58%	0.58%
Acquired fund fees and expenses		1.81%	1.81%	1.81%	1.81%
Total annual fund operating expenses	[2]	3.74%	4.49%	3.74%	3.49%
Fees waived and/or expenses reimbursed	[3]	(0.31%)	(0.31%)	(0.31%)	(0.31%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2],[3]	3.43%	4.18%	3.43%	3.18%
[1]	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[2]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35%, 1.60% and 1.35% of the average daily net assets of the Class A Shares, Class C Shares, Class T Shares and Institutional Shares, respectively. Class T Shares were not offered prior to November 12, 2019. This agreement is in effect until April 30, 2021, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Robinson Opportunistic Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	756	1,493	2,248	4,221
Class C Shares	520	1,330	2,249	4,589
Class T Shares	587	1,337	2,106	4,116
Institutional Class Shares	321	1,042	1,786	3,745

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
Robinson Opportunistic Income Fund | Class C Shares | USD ($)	420	1,330	2,249	4,589

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund pursues its investment objective by investing primarily in publicly traded closed-end registered investment companies (“closed-end funds” or “CEFs”) which are income-producing securities due to the CEFs’ underlying holdings, such as senior bank loans, corporate bonds and preferred/convertible equities which generate income. In addition, when, in the opinion of Robinson Capital Management, LLC (“Robinson” or the “Sub-Advisor”), the Fund’s sub-advisor, the risk/reward profile for CEF securities appears unfavorable, or when CEF price valuations are not attractive, the Fund may purchase shares of open-end registered investment companies (“Mutual Funds”) or exchange-traded funds (“ETFs”) that invest primarily in income-producing securities, or exchange-traded notes (“ETNs”). ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. The Fund may also invest in ETNs, ETFs or Mutual Funds as “placeholders” for asset classes in which the Sub-Advisor seeks to invest but has yet to identify attractive CEFs. The CEFs, ETFs and Mutual Funds in which the Fund invests invest primarily in below investment grade securities (also referred to as “junk bonds”), with an average rating of B+ to BB by Standard & Poor’s or B1 to Ba2 by Moody’s. The Fund does not require a minimum or maximum average maturity for the underlying holdings in the CEFs, ETFs or Mutual Funds in which the Fund invests. The ETNs in which the Fund may invest will primarily provide exposure to indices or asset classes in which the Fund would otherwise invest through CEFs, ETFs or Mutual Funds. In addition, the Fund will implement tactical trading strategies, as described further below, to attempt to enhance the portfolio’s total return or to mitigate against certain risks. The Fund may utilize carefully weighted long and short ETFs, ETNs, options, futures and credit default swap positions to attempt to mitigate against equity, interest rate, credit, currency and volatility risks.

The Sub-Advisor’s portfolio construction process involves using proprietary real-time models to first analyze and rank CEFs to build expected return and risk profiles. The Sub-Advisor then uses value oriented analysis to weigh the costs and benefits of the CEFs, and quantify the CEFs’ exposure to various risks.

The Sub-Advisor seeks to select CEFs that trade at discounts to the true market values of the CEFs underlying holdings by identifying quantifiable (or “rational”) factors that could contribute to a deviation between a CEF’s market capitalization (i.e., the aggregate market price of its total outstanding shares) and the true market value of the assets the CEF holds. Such factors include the CEFs’ historical performance, fund expenses, dividend distribution yield, unrealized capital gains, investor trading to harvest short term losses, cost and use of leverage, liquidity, and governance. The Sub-Advisor’s proprietary valuation model seeks to quantify each of these factors and adds them to (or if the factors have a negative impact, subtracts them from) a CEF’s underlying market value. The resulting valuation is what the Sub-Advisor considers the fair market value for the CEF. The calculated fair market value per fund share is then compared to the actual price at which the CEF’s shares are currently trading. The Sub-Advisor believes that any difference can be attributed to “irrational” explanations. If the Sub-Advisor’s determination of a CEF’s fair market value is greater than the CEF’s actual market price, the Sub-Advisor considers the difference to be the CEF’s discount. Conversely, if the Sub-Advisor’s determination of a CEF’s fair market value is lower than the actual market price, the Sub-Advisor considers the difference to be the CEF’s premium.

The Sub-Advisor then analyzes the data according to its own proprietary model to determine a rating of the discount or premium. The analysis includes how under/overvalued a CEF is relative to its history, how under/overvalued a CEF is relative to other CEFs in the same asset class, how under/overvalued the asset class is relative to its history, and how under/overvalued the asset class is to other asset classes.

The Sub-Advisor may utilize a number of tactical trading strategies to seek to unlock its estimate of the value of the premiums/discounts in the CEFs. The Sub-Advisor’s tactical trading strategies include rotating Fund portfolio holdings to the CEFs the Sub-Advisor believes are the most undervalued, short selling those CEFs that the Sub-Advisor believes are the most overvalued, opportunistic trading due to temporary price dislocations, participating in tender offers of CEF shares, arbitrage opportunities for CEF mergers, buying a CEF that the Sub-Advisor believes is undervalued and pairing it with a short position in another CEF, and tax-related rebalancing trades.

The Sub-Advisor may invest Fund assets in long positions in ETNs, ETFs or Mutual Funds when in its opinion, CEF price valuations are not attractive, the risk/reward profile for CEFs appears unfavorable, or as “placeholders” for asset classes in which the Sub-Advisor seeks to invest but has yet to identify attractive CEFs. The Fund will invest in those ETFs, Mutual Funds, and/or ETNs that the Sub-Advisor believes offer the most attractive diversification and liquidity characteristics for the asset class. The analysis of ETNs requires additional credit analysis to assure the solvency of the issuer.

To attempt to hedge against equity, interest rate, credit, currency and volatility risks, the Sub-Advisor may seek opportunities arising from what it believes are distortions in the relative valuations of equity, debt and convertible securities. Individual asset classes may become over- or under-valued relative to other asset classes over time. To execute this strategy, the Fund may buy one class of securities, while taking a short position in another class of securities. The Fund may utilize carefully weighted long and short ETFs, ETNs, options, futures and credit default swap positions in connection with this strategy.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

•	CEFs Risk. The Fund invests in shares of CEFs. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs. There can be no guarantee that shares of a CEF held by the Fund will not trade at a persistent and ongoing discount.

•	ETF and Mutual Fund Risk. Investing in ETFs or Mutual Funds will provide the fund with exposure to the risks of owning the underlying securities the ETFs or Mutual Funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF or a Mutual Fund, if the Mutual Fund is an index fund, may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or Mutual Fund, the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF or Mutual Fund and the index with respect to the weighting of securities or the number of securities held. It may be more expensive for the Fund to invest in an ETF or Mutual Fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and Mutual Funds, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other Mutual Funds, and thus will be more susceptible to negative events affecting those sectors.

•	Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect.

•	Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•	Futures Risk. Use of futures contracts by the Fund or the CEFs, Mutual Funds and ETFs held by the Fund may cause the value of the Fund’s shares to be more volatile. The Fund’s use of futures contracts (and related options) expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid, and as a result, the Fund may be unable to close out its futures contracts at a time that is advantageous.

•	Fixed Income Securities Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

•	Interest Rate Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in fixed income securities. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the underlying CEF’s, Mutual Fund’s and ETF’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

•	Leveraging Risk. The CEFs, Mutual Funds and ETFs in which the Fund invests may be leveraged as a result of borrowing or other investment techniques. As a result, the Fund may be exposed indirectly to leverage through investment in a CEF, Mutual Fund or ETF. An investment in securities of a CEF, Mutual Fund or ETF that uses leverage may expose the Fund to higher volatility in the market value of such securities than would otherwise be the case and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Fund’s shares) will be diminished. In addition, regulations implemented pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), particularly the Volcker Rule, may in the future hinder or restrict a CEF’s, Mutual Fund’s and ETF’s ability to maintain leverage, which in turn may reduce the total return and tax exempt income generated by the underlying CEFs, Mutual Funds and ETFs in which the Fund invests. Certain Fund transactions, including taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

•	High Yield (“Junk”) Bond Risk. The CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in high yield bonds. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

•	ETN Risk. The Fund may invest in ETNs, which are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). Investing in ETNs exposes the Fund to the credit risk of the issuer. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected. ETNs may be less liquid despite being traded on exchanges and they may have large bid and ask spreads. ETNs may at times trade at a premium or discount to their indicative value.

•	Short Sales Risk. The Fund and the CEFs, Mutual Funds and ETFs held by the Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise, and thus, the Fund may experience a loss. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. In addition, the Fund will incur certain transaction fees associated with short selling.

•	Tax Risk. There is no guarantee that all distributions from the Fund to shareholders will be characterized as income for U.S. federal income tax purposes. For example, a portion of the distributions to shareholders may be characterized as return of capital or capital gains due to the nature of the distributions from the underlying CEFs, Mutual Funds and ETFs held by the Fund. Also, the Fund’s opportunistic trading strategies may result in a portion of the Fund’s distributions to shareholders being characterized as capital gains.

•	Liquidity Risk. There can be no guarantee that an active market in ETNs or shares of CEFs and ETFs held by the Fund will exist. The Fund may not be able to sell CEF or ETF shares at a price equal to the net asset value per share (“NAV”) of the CEF or ETF. While the Fund seeks to take advantage of differences between the NAV of CEF and ETF shares and any secondary market premiums or discounts, the Fund may not be able to do so. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments.

•	Derivatives Risk. The Fund and the CEFs, Mutual Funds and ETFs held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. Major types of derivatives include futures, options, swaps and forward contracts. Derivative instruments involve risks different from direct investments in the underlying assets, including imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

•	Options Risk. Purchasing and writing options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

•	Swaps Risk. The Fund or the CEFs, Mutual Funds and ETFs held by the Fund may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.” Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value. Swaps may also be considered illiquid.

•	Bank Loan Risk. The CEFs, Mutual Funds and ETFs held by the Fund may invest in secured and unsecured participations in bank loans and assignments of such loans. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the CEFs, Mutual Funds and ETFs will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose investors to the credit risk of both the financial institution and the underlying borrower. The CEFs, Mutual Fund and ETFs held by the Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. Bank loans may not be considered securities under U.S. federal securities law and, as a result, investments in them by the CEFs, Mutual Funds and ETFs held by the Fund may not have the protection of federal securities laws.

•	Libor Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests may invest in securities, such as senior bank loans, that use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The future publication and utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on the Fund or the underlying CEFs, Mutual Funds and ETFs in which the Fund invests cannot yet be determined.

•	Convertible Securities Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests may invest in convertible securities. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

•	Preferred Stock Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at (800) 207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	6.42%	Quarter Ended 09/30/2016
Lowest Calendar Quarter Return at NAV	(5.73)%	Quarter Ended 12/31/2018

The year-to-date return for the Fund as of September 30, 2019 was 13.17%.

Average Annual Total Returns (for Periods Ended December 31, 2018)
Average Annual Total Returns - Robinson Opportunistic Income Fund		1 Year	Since Inception	Inception Date
Class A Shares		(9.55%)	3.61%	Dec. 31, 2015
Class C Shares		(7.01%)	4.87%	Dec. 31, 2015
Institutional Class Shares		(5.26%)	5.93%	Dec. 31, 2015
Institutional Class Shares | After Taxes on Distributions	[1]	(8.11%)	3.03%	Dec. 31, 2015
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	(2.45%)	3.49%	Dec. 31, 2015
Bloomberg Barclays Global Aggregate Credit Index (Reflects No Deductions for Fees, Expenses or Taxes)		(3.17%)	3.02%	Dec. 31, 2015
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.